Liabilities for puttable financial instrument - Additional Information (Details) - ACT Genomics Holdings Company Limited [Member]	Dec. 30, 2022
Disclosure of reconciliation of liabilities arising from puttable financial instrument [Line Items]
Percentage of equity interest acquired	74.39%
Puttable, Bond Granted [Member]
Disclosure of reconciliation of liabilities arising from puttable financial instrument [Line Items]
Percentage of equity interest acquired	74.39%